Other reserves	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Other reserves	Other reserves The composition of other reserves as of 31 December 2025 and 2024 is as follows:

	2025	2024
Share based payments	15,331	17,272
	15,331	17,272